Consolidated balance sheets (Parenthetical) - CHF (SFr) SFr in Millions		Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021
Assets
Cash and due from banks		SFr 159,472	[1]	SFr 167,950		SFr 164,818	[1]
of which reported at fair value		165		148		308
Interest-bearing deposits with banks		851		998		1,323
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		104,156		95,282		103,906
of which reported at fair value		82,392		71,059		68,623
Securities received as collateral, at fair value		7,386		8,084		15,017
of which encumbered		5,063		5,899		8,455
Trading assets, at fair value		101,095		106,971		111,141
of which encumbered		28,669		31,721		30,092
Total investment securities		739		809		1,005
of which reported at fair value		739		809		1,005
of which encumbered		646		503		516
Other investments		5,783		5,794		5,826
of which reported at fair value		3,987		4,019		4,094
Net loans		285,573		287,682		291,686
of which reported at fair value		9,099		9,545		10,243
of which encumbered		46		57		42
Allowance for credit losses		(1,360)		(1,330)		(1,297)
Goodwill		2,974		2,931		2,917
Other intangible assets		340		307		276
of which reported at fair value		290		256		224
Brokerage receivables		15,060		18,359		16,687
Brokerage receivables, Allowance for credit losses		(4,215)		(4,069)		(4,186)
Other assets		43,936		44,387		41,231
of which reported at fair value		8,616		9,214		9,184
of which loans held-for-sale reported at lower of cost and market value (amortized cost base)		401		894		588
Other assets, Allowance for credit losses		(31)		(30)		(30)
Total assets		727,365		739,554		755,833
Liabilities and equity
Due to banks		23,616		18,891		18,965
of which reported at fair value		355		404		477
Customer deposits		389,484		398,624		392,819
of which reported at fair value		3,307		3,437		3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		21,568		27,711		35,274
of which reported at fair value		14,145		12,766		13,213
Obligation to return securities received as collateral, at fair value		7,386		8,084		15,017
Trading liabilities, at fair value		29,967		28,184		27,535
Short-term borrowings		20,145		17,399		19,393
of which reported at fair value		10,049		8,225		10,690
Long-term debt		158,010		160,320		166,896
of which reported at fair value		66,140		66,270		68,722
Brokerage payables		8,061		13,687		13,060
Other liabilities		23,062		21,978		22,644
of which reported at fair value		2,620		2,562		2,592
Total liabilities		681,299		694,878		711,603
Common shares		106		106		106
Additional paid-in capital		34,631		35,114		34,938
Retained earnings		29,059		30,791		31,064
Treasury shares, at cost		(417)		(923)		(828)
Accumulated other comprehensive income/(loss)		(17,537)		(20,646)		(21,326)
Total shareholders' equity		45,842		44,442		43,954
Noncontrolling interests		224		234		276
Total equity		46,066		44,676		44,230
Total liabilities and equity		SFr 727,365		SFr 739,554		SFr 755,833
Additional share information
Par value (in CHF per share)		SFr 0.04		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[2]	3,225,747,720		3,100,747,720		3,100,747,720
Issued shares (in shares)		2,650,747,720		2,650,747,720		2,650,747,720
Treasury shares (in shares)		39,988,479		94,644,251		81,063,211
Common shares outstanding (in shares)		2,610,759,241	[3]	2,556,103,469	[4]	2,569,684,509
Consolidated VIEs
Assets
Cash and due from banks		SFr 110		SFr 122		SFr 108
Trading assets, at fair value		1,801		1,841		1,822
Other investments		895		946		1,015
Net loans		1,323		1,158		1,400
Other assets		2,009		1,776		1,496
Total assets		6,138				5,841
Liabilities and equity
Trading liabilities, at fair value		13		9		8
Short-term borrowings		4,635		4,363		4,352
Long-term debt		1,825		1,475		1,391
Other liabilities		223		SFr 212		231
Total liabilities		6,696				5,982
Bank
Assets
Cash and due from banks	[5]	158,700				164,026
of which reported at fair value		165				308
Interest-bearing deposits with banks		780				1,256
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		104,156				103,906
of which reported at fair value		82,392				68,623
Securities received as collateral, at fair value		7,386				15,017
of which encumbered		5,063				8,455
Trading assets, at fair value		101,232				111,299
of which encumbered		28,669				30,092
Total investment securities		737				1,003
of which reported at fair value		737				1,003
of which encumbered		646				516
Other investments		5,733				5,788
of which reported at fair value		3,985				4,093
Net loans		294,005				300,358
of which reported at fair value		9,099				10,243
of which encumbered		46				42
Allowance for credit losses		(1,359)				(1,296)
Goodwill		2,939				2,881
Other intangible assets		340				276
of which reported at fair value		290				224
Brokerage receivables		15,062				16,689
Brokerage receivables, Allowance for credit losses		(4,215)				(4,186)
Other assets		39,225				36,715
of which reported at fair value		8,616				9,184
of which loans held-for-sale reported at lower of cost and market value (amortized cost base)		401				588
Other assets, Allowance for credit losses		(29)				(28)
Total assets		730,295				759,214
Liabilities and equity
Due to banks		23,614				18,960
of which reported at fair value		355				477
Customer deposits		390,762				393,841
of which reported at fair value		3,307				3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		21,662				35,368
of which reported at fair value		14,239				13,307
Obligation to return securities received as collateral, at fair value		7,386				15,017
Trading liabilities, at fair value		29,967				27,539
Short-term borrowings		25,567				25,336
of which reported at fair value		10,049				10,690
Long-term debt		152,348				160,695
of which reported at fair value		65,276				67,788
Brokerage payables		8,063				13,062
Other liabilities		21,817				21,309
of which reported at fair value		2,604				2,568
Total liabilities		681,186				711,127
Common shares		4,400				4,400
Additional paid-in capital		46,829				47,417
Retained earnings		12,958				14,932
Accumulated other comprehensive income/(loss)		(15,742)				(19,359)
Total shareholders' equity		48,445				47,390
Noncontrolling interests		664				697
Total equity		49,109				48,087
Total liabilities and equity		SFr 730,295				SFr 759,214
Additional share information
Par value (in CHF per share)	[6]	SFr 1.00				SFr 1.00
Issued shares (in shares)	[6]	4,399,680,200				4,399,680,200
Common shares outstanding (in shares)	[6]	4,399,680,200				4,399,680,200
Bank | Consolidated VIEs
Assets
Cash and due from banks		SFr 110				SFr 108
Trading assets, at fair value		1,801				1,822
Other investments		895				1,015
Net loans		1,323				1,400
Other assets		1,997				1,482
Total assets		6,126				5,827
Liabilities and equity
Trading liabilities, at fair value		13				8
Short-term borrowings		4,635				4,352
Long-term debt		1,825				1,391
Other liabilities		223				233
Total liabilities		SFr 6,696				SFr 5,984

[1]	Includes restricted cash.
[2]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 575,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,524,164 of these shares were reserved for capital instruments.
[4]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 450,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,524,164 of these shares were reserved for capital instruments.
[5]	Includes restricted cash.
[6]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of June 30, 2022. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.